CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2023 | shares		30,305,156
Balance at beginning of period at Dec. 31, 2023	$ 50,721	$ 247,496	$ 13,960	$ (5,946)	$ (204,789)
Exercise of stock options (in shares) | shares	144,142	144,142
Exercise of stock options (Note 11 and 12)	$ 3,084	$ 4,610	(1,526)
Share-based compensation (Note 12)	7,330		7,330
Share issuance under employee share purchase plan (in shares) | shares		14,426
Share issuance under employee share purchase plan (Note 11 and 12)	522	$ 613	(91)
Release of restricted share units (in shares) | shares		65,997
Release of restricted share units (Note 11 and 12)	0	$ 2,457	(2,457)
Release of shares in escrow related to business combination (in shares) | shares		8,728
Release of shares in escrow related to business combination	0	$ 330	(330)
Shares repurchased for cancellation (in shares) | shares		(282,494)
Shares repurchased for cancellation (Note 11)	(11,118)	$ (2,211)			(8,907)
Share repurchase commitment under the automatic share purchase plan (Note 11)	(18,408)				(18,408)
Excess tax benefit on stock compensation	2,223		2,223
Comprehensive income (loss)	23,407			(3,329)	26,736
Balance at end of period (in shares) at Dec. 31, 2024 | shares		30,255,955
Balance at end of period at Dec. 31, 2024	$ 57,761	$ 253,295	19,109	(9,275)	(205,368)
Exercise of stock options (in shares) | shares	17,112	17,112
Exercise of stock options (Note 11 and 12)	$ 313	$ 489	(176)
Share-based compensation (Note 12)	5,998		5,998
Share issuance under employee share purchase plan (in shares) | shares		15,888
Share issuance under employee share purchase plan (Note 11 and 12)	467	$ 555	(88)
Release of restricted share units (in shares) | shares		57,913
Release of restricted share units (Note 11 and 12)	0	$ 2,279	(2,279)
Release of shares in escrow related to business combination (in shares) | shares		17,457
Release of shares in escrow related to business combination	0	$ 656	(656)
Shares repurchased for cancellation (in shares) | shares		(1,617,036)
Shares repurchased for cancellation (Note 11)	(47,050)	$ (12,669)			(34,381)
Change in share repurchase commitment under the automatic share purchase plan	18,528				18,528
Excess tax benefit on stock compensation	(1,286)		(959)		(327)
Comprehensive income (loss)	39,360			1,848	37,512
Balance at end of period (in shares) at Dec. 31, 2025 | shares		28,747,289
Balance at end of period at Dec. 31, 2025	$ 74,091	$ 244,605	$ 20,949	$ (7,427)	$ (184,036)